                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/29/2016 (Unaudited)

 Shares

 Value

 COMMON STOCKS - 98.1%

 Energy - 2.0%

 Oil & Gas Exploration & Production - 1.6%

 491,160

 Cabot Oil & Gas Corp.

 $

 9,887,051

 53,053

 Cimarex Energy Co.

 4,458,044

 449,687

 Memorial Resource Development Corp. *

 4,348,473

 $

 18,693,568

 Oil & Gas Storage & Transportation - 0.4%

 128,979

 Cheniere Energy, Inc. *

 $

 4,610,999

 Total Energy

 $

 23,304,567

 Materials - 4.7%

 Specialty Chemicals - 2.2%

 89,851

 Flotek Industries, Inc. *

 $

 654,115

 134,523

 GCP Applied Technologies, Inc.

 2,385,093

 48,742

 The Sherwin-Williams Co.

 13,184,711

 134,523

 WR Grace & Co. *

 9,247,111

 $

 25,471,030

 Construction Materials - 0.6%

 71,614

 Vulcan Materials Co.

 $

 7,056,127

 Metal & Glass Containers - 1.1%

 199,014

 Ball Corp.

 $

 13,180,697

 Paper Packaging - 0.8%

 99,638

 Avery Dennison Corp.

 $

 6,488,427

 66,008

 Packaging Corp. of America

 3,201,388

 $

 9,689,815

 Total Materials

 $

 55,397,669

 Capital Goods - 8.4%

 Aerospace & Defense - 1.9%

 139,028

 Astronics Corp. *

 $

 4,422,481

 161,810

 B/E Aerospace, Inc. *

 7,058,152

 15,738

 Northrop Grumman Corp.

 3,025,158

 62,638

 Raytheon Co.

 7,757,716

 $

 22,263,507

 Building Products - 2.2%

 98,916

 Allegion Plc

 $

 6,231,708

 97,892

 AO Smith Corp.

 6,889,639

 88,306

 Fortune Brands Home & Security, Inc.

 4,434,727

 67,724

 Lennox International, Inc.

 8,750,618

 $

 26,306,692

 Electrical Components & Equipment - 0.7%

 38,944

 Acuity Brands, Inc.

 $

 8,156,042

 Industrial Conglomerates - 0.6%

 41,293

 Roper Technologies, Inc.

 $

 6,934,333

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 70,097

 WABCO Holdings, Inc. *

 $

 6,610,147

 Industrial Machinery - 1.4%

 179,186

 Albany International Corp.

 $

 6,561,791

 50,413

 Snap-on, Inc.

 7,293,249

 31,461

 Stanley Black & Decker, Inc.

 2,957,649

 $

 16,812,689

 Trading Companies & Distributors - 1.0%

 169,253

 MSC Industrial Direct Co., Inc.

 $

 11,776,624

 Total Capital Goods

 $

 98,860,034

 Commercial Services & Supplies - 4.0%

 Office Services & Supplies - 0.4%

 281,938

 Pitney Bowes, Inc.

 $

 5,108,717

 Diversified Support Services - 0.6%

 79,517

 Cintas Corp.

 $

 6,678,633

 Human Resource & Employment Services - 0.4%

 63,648

 ManpowerGroup, Inc.

 $

 4,928,901

 Research & Consulting Services - 2.6%

 107,727

 Equifax, Inc.

 $

 11,298,408

 60,158

 IHS, Inc. *

 6,255,830

 171,873

 Verisk Analytics, Inc. *

 12,519,229

 $

 30,073,467

 Total Commercial Services & Supplies

 $

 46,789,718

 Transportation - 4.4%

 Airlines - 3.5%

 97,547

 Alaska Air Group, Inc.

 $

 7,208,723

 467,039

 American Airlines Group, Inc.

 19,148,599

 352,149

 Southwest Airlines Co.

 14,772,651

 $

 41,129,973

 Trucking - 0.9%

 12,472

 AMERCO

 $

 4,275,526

 94,412

 Old Dominion Freight Line, Inc. *

 6,095,239

 $

 10,370,765

 Total Transportation

 $

 51,500,738

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 66,918

 Lear Corp.

 $

 6,782,139

 Total Automobiles & Components

 $

 6,782,139

 Consumer Durables & Apparel - 2.1%

 Home Furnishings - 0.8%

 50,334

 Mohawk Industries, Inc. *

 $

 9,046,530

 Apparel, Accessories & Luxury Goods - 0.6%

 90,889

 Under Armour, Inc. *

 $

 7,606,500

 Footwear - 0.7%

 253,166

 Skechers U.S.A., Inc. *

 $

 8,334,225

 Total Consumer Durables & Apparel

 $

 24,987,255

 Consumer Services - 5.8%

 Hotels, Resorts & Cruise Lines - 0.7%

 158,696

 Norwegian Cruise Line Holdings, Ltd. *

 $

 7,796,734

 Restaurants - 4.3%

 68,358

 Buffalo Wild Wings, Inc. *

 $

 10,844,997

 14,919

 Chipotle Mexican Grill, Inc. *

 7,596,158

 176,331

 Dave & Buster's Entertainment, Inc.

 6,508,377

 71,080

 Jack in the Box, Inc. *

 4,886,750

 63,318

 Panera Bread Co. *

 13,119,490

 189,412

 Texas Roadhouse, Inc.

 7,900,375

 $

 50,856,147

 Specialized Consumer Services - 0.8%

 277,962

 H&R Block, Inc.

 $

 9,139,391

 Total Consumer Services

 $

 67,792,272

 Media - 0.5%

 Broadcasting - 0.5%

 108,227

 Scripps Networks Interactive, Inc.

 $

 6,411,367

 Total Media

 $

 6,411,367

 Retailing - 11.5%

 General Merchandise Stores - 3.0%

 228,678

 Dollar General Corp. *

 $

 16,979,342

 230,237

 Dollar Tree, Inc. *

 18,476,519

 $

 35,455,861

 Apparel Retail - 1.6%

 85,822

 L Brands, Inc.

 $

 7,276,847

 215,911

 Ross Stores, Inc.

 11,870,787

 $

 19,147,634

 Home Improvement Retail - 1.5%

 252,948

 Lowe's Companies, Inc.

 $

 17,081,578

 Specialty Stores - 2.7%

 203,139

 Sally Beauty Holdings, Inc. *

 $

 6,415,130

 47,682

 Signet Jewelers, Ltd.

 5,168,729

 135,399

 Tractor Supply Co. *

 11,450,693

 51,897

 Ulta Salon Cosmetics & Fragrance, Inc. *

 8,572,865

 $

 31,607,417

 Automotive Retail - 2.7%

 106,869

 Advance Auto Parts, Inc.

 $

 15,863,634

 59,844

 O'Reilly Automotive, Inc. *

 15,578,590

 $

 31,442,224

 Total Retailing

 $

 134,734,714

 Food & Staples Retailing - 2.8%

 Drug Retail - 0.6%

 844,755

 Rite Aid Corp. *

 $

 6,715,802

 Food Retail - 2.2%

 434,280

 The Kroger Co.

 $

 17,332,115

 267,082

 Whole Foods Market, Inc.

 8,362,337

 $

 25,694,452

 Total Food & Staples Retailing

 $

 32,410,254

 Food, Beverage & Tobacco - 8.9%

 Brewers - 1.1%

 151,869

 Molson Coors Brewing Co. (Class B)

 $

 12,949,870

 Distillers & Vintners - 1.3%

 111,043

 Constellation Brands, Inc. *

 $

 15,704,811

 Soft Drinks - 0.7%

 64,729

 Monster Beverage Corp.

 $

 8,123,490

 Packaged Foods & Meats - 5.8%

 293,192

 Blue Buffalo Pet Products, Inc.

 $

 5,365,414

 124,052

 Campbell Soup Co.

 7,660,211

 154,341

 ConAgra Foods, Inc.

 6,491,582

 219,022

 Hormel Foods Corp.

 9,310,625

 61,864

 Keurig Green Mountain, Inc.

 5,687,776

 85,636

 The Hershey Co.

 7,783,456

 47,706

 The JM Smucker Co.

 6,085,854

 148,496

 The WhiteWave Foods Co. *

 5,749,765

 207,632

 Tyson Foods, Inc.

 13,444,172

 $

 67,578,855

 Total Food, Beverage & Tobacco

 $

 104,357,026

 Health Care Equipment & Services - 9.9%

 Health Care Equipment - 3.8%

 1,237,360

 Boston Scientific Corp. *

 $

 21,010,373

 195,585

 Edwards Lifesciences Corp. *

 17,015,895

 203,973

 Insulet Corp. *

 6,249,733

 $

 44,276,001

 Health Care Supplies - 2.7%

 330,771

 Align Technology, Inc. *

 $

 21,840,807

 660,256

 Endologix, Inc. *

 5,691,407

 222,116

 LDR Holding Corp. *

 4,608,907

 $

 32,141,121

 Health Care Distributors - 1.1%

 157,047

 Cardinal Health, Inc.

 $

 12,830,740

 Health Care Services - 1.4%

 240,617

 MEDNAX, Inc. *

 $

 16,130,964

 Managed Health Care - 0.9%

 125,532

 WellCare Health Plans, Inc. *

 $

 11,281,561

 Total Health Care Equipment & Services

 $

 116,660,387

 Pharmaceuticals, Biotechnology & Life Sciences - 6.1%

 Biotechnology - 2.5%

 188,281

 Alkermes Plc *

 $

 6,075,828

 323,294

 Medivation, Inc. *

 11,564,226

 164,105

 Neurocrine Biosciences, Inc. *

 6,035,782

 49,749

 Ophthotech Corp.

 2,240,695

 75,284

 TESARO, Inc. *

 3,045,991

 $

 28,962,522

 Pharmaceuticals - 1.9%

 165,780

 Endo International Plc

 $

 6,931,262

 127,945

 Jazz Pharmaceuticals Plc *

 15,555,553

 $

 22,486,815

 Life Sciences Tools & Services - 1.7%

 269,110

 Charles River Laboratories International, Inc. *

 $

 19,760,747

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 71,210,084

 Banks - 0.9%

 Regional Banks - 0.9%

 195,880

 BankUnited, Inc. *

 $

 6,291,666

 35,752

 Signature Bank *

 4,631,672

 $

 10,923,338

 Total Banks

 $

 10,923,338

 Diversified Financials - 6.4%

 Specialized Finance - 3.8%

 77,293

 Intercontinental Exchange, Inc.

 $

 18,431,289

 59,711

 McGraw Hill Financial, Inc.

 5,358,465

 320,105

 Nasdaq, Inc.

 20,259,445

 $

 44,049,199

 Asset Management & Custody Banks - 2.6%

 51,390

 Affiliated Managers Group, Inc. *

 $

 7,127,279

 229,414

 Oaktree Capital Group LLC

 10,530,103

 347,762

 SEI Investments Co.

 13,274,076

 $

 30,931,458

 Total Diversified Financials

 $

 74,980,657

 Insurance - 0.6%

 Insurance Brokers - 0.6%

 60,338

 Willis Towers Watson Plc

 $

 6,837,502

 Total Insurance

 $

 6,837,502

 Real Estate - 0.5%

 Health Care REIT - 0.5%

 98,267

 Ventas, Inc.

 $

 5,470,524

 Total Real Estate

 $

 5,470,524

 Software & Services - 11.2%

 Internet Software & Services - 3.0%

 101,484

 CoStar Group, Inc. *

 $

 17,968,757

 108,813

 LinkedIn Corp. *

 12,751,795

 30,671

 NetEase, Inc. (A.D.R.)

 4,128,623

 $

 34,849,175

 IT Consulting & Other Services - 0.5%

 67,963

 Gartner, Inc. *

 $

 5,600,151

 Data Processing & Outsourced Services - 3.1%

 136,180

 Fidelity National Information Services, Inc.

 $

 7,932,485

 85,639

 MasterCard, Inc.

 7,443,742

 305,712

 Sabre Corp.

 8,300,081

 101,096

 Total System Services, Inc.

 4,405,764

 169,771

 Vantiv, Inc. *

 8,834,883

 $

 36,916,955

 Application Software - 3.0%

 81,314

 Autodesk, Inc. *

 $

 4,207,186

 131,224

 Blackbaud, Inc.

 7,418,093

 119,659

 Intuit, Inc.

 11,563,846

 79,292

 SS&C Technologies Holdings, Inc. *

 4,621,931

 45,134

 The Ultimate Software Group, Inc. *

 7,752,216

 $

 35,563,272

 Systems Software - 0.9%

 87,969

 Red Hat, Inc. *

 $

 5,748,774

 81,012

 ServiceNow, Inc. *

 4,454,850

 $

 10,203,624

 Home Entertainment Software - 0.7%

 125,824

 Electronic Arts, Inc. *

 $

 8,082,934

 Total Software & Services

 $

 131,216,111

 Technology Hardware & Equipment - 1.2%

 Communications Equipment - 1.2%

 117,630

 Harris Corp.

 $

 9,177,493

 37,147

 Palo Alto Networks, Inc. *

 5,378,514

 $

 14,556,007

 Total Technology Hardware & Equipment

 $

 14,556,007

 Semiconductors & Semiconductor Equipment - 5.0%

 Semiconductor Equipment - 0.9%

 155,733

 Lam Research Corp. *

 $

 11,415,229

 Semiconductors - 4.1%

 148,203

 Analog Devices, Inc.

 $

 7,853,277

 68,471

 Broadcom, Ltd.

 9,173,060

 69,849

 First Solar, Inc. *

 5,020,048

 145,408

 Integrated Device Technology, Inc. *

 2,823,823

 92,554

 M/A-COM Technology Solutions Holdings Inc *

 3,507,797

 57,221

 NXP Semiconductors NV *

 4,076,424

 152,504

 Skyworks Solutions, Inc. *

 10,133,891

 110,248

 Xilinx, Inc.

 5,205,911

 $

 47,794,231

 Total Semiconductors & Semiconductor Equipment

 $

 59,209,460

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 68,073

 SBA Communications Corp. *

 $

 6,459,447

 Total Telecommunication Services

 $

 6,459,447

 TOTAL COMMON STOCKS

 (Cost $1,055,761,705)

 $

 1,150,851,270

 TOTAL INVESTMENT IN SECURITIES - 98.1%

 (Cost $1,055,761,705) (a)

 $

 1,150,851,270

 OTHER ASSETS & LIABILITIES - 1.9%

 $

 22,314,371

 TOTAL NET ASSETS - 100.0%

 $

 1,173,165,641

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At February 29, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,063,008,047 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $144,728,284

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

            (56,885,061)

 Net unrealized appreciation

 $87,843,223

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of February 29, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $     1,150,851,270

  $            -

  $            -

  $     1,150,851,270

 Total

  $ 1,150,851,270

  $            -

  $            -

  $ 1,150,851,270

During the period ended February 29, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date April 26, 2016

* Print the name and title of each signing officer under his or her signature.